GMO Benchmark-Free Allocation Fund Expense Example - GMO Benchmark-Free Allocation Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,541
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,484
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,541
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	$ 1,664